Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
IntangibleAssets [Abstract]
Intangible Assets, Net
8	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Computer software	1,643	5,596	858
Accumulated amortization	(1,300)	(2,139)	(328)

	343	3,457	530

Amortization expense
s
 recognized for the years ended December 31, 2018, 2019 and 2020 were RMB181, RMB540 and RMB852 (US$131), respectively. As of December 31, 2020, estimated amortization expense
s
of the existing intangible assets for each of the next five years was
RMB1,455, RMB1,347, RMB655, nil and nil, respectively.